Supplementary Financial Statement Information - Schedule of Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income
Foreign currencies exchange gain, net			$ 197
Interest on short term deposits	271	434	405
Financial income	271	434	602
Financial expenses
Bank commissions	(12)	(10)	(10)
Foreign currencies exchange loss, net	(797)	(143)
Interest on loans and lease liability	(54)	(51)	(45)
Financial expenses	(863)	(204)	(55)
Financial (expenses) income, net	$ (592)	$ 230	$ 547